18. Pro Forma Financials for Acquisition of Canterbury, Hygeia, Paloma and VasculoMedics (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Pro Forma Financials For Acquisition Of Canterbury Hygeia Paloma And Vasculomedics Tables
Business Acquisition, Proforma Information

RestorGenex Corporation, Canterbury and Hygeia

Pro Forma Statements of Operations

Three Months Ended March 31, 2014

	Three Months Ended March 31, 2014 (a)
					Pro Forma	Pro Forma
	RestorGenex	Paloma	VasculoMedics		Adjustments	Combined

Revenues	$–	$–	$–		$–	$–
Cost of revenues	–	–	–		–	–
Gross profit	–	–	–		–	–

Operating expenses
General, administrative, research and development	611,845	102,153	–		81,250 (b)	795,248
Warrants, options and stock compensation	149,885	–	–		–	149,885
Legal and professional services	131,686	1,725	–		–	133,411
Depreciation and amortization	478,104	634	–		27,755 (c)	506,493
Total operating expenses	1,371,520	104,512	–		109,005	1,585,037

Loss from operations	(1,371,520)	(104,512)	–		(109,005)	(1,585,037)

Other (income)/expenses
Other income	(49,639)	(25,397)	–		–	(75,036)
Interest expense	58,294	29,925	–		–	88,219
Total other expenses	8,655	4,528	–		–	13,183
Net loss from continuing operations	(1,380,175)	(109,040)	–		(109,005)	(1,598,220)

Net loss from discontinued operations	–	–	–		–	–
Net loss	$(1,380,175)	$(109,040)	$–		$(109,005)	$(1,598,220)

Basic and diluted loss per share	$(0.23)	–	–		–	$(0.18)

Basic and fully-diluted weighted average shares outstanding	5,934,474	2,500,000 (d)	220,000	(d)	–	8,654,474

(a)	Assumes the mergers with Paloma and VasculoMedics occurred on January 1, 2014.
(b)	Impact of employment agreements from January 1, 2014 to March 31, 2014.
(c)	Amortization of intangible assets for Paloma assuming a 20-year amortization period.
(d)	Impact on weighted average shares outstanding for the acquisition shares being outstanding for the entire quarter.

RestorGenex Corporation, Canterbury, Hygeia, Paloma and VasculoMedics

Pro Forma Statements of Operations

Three Months Ended March 31, 2013

	Three Months Ended March 31, 2013 (a)
							Pro Forma	Pro Forma
	RestorGenex	Canterbury	Hygeia	Paloma	VasculoMedics		Adjustments	Combined

Revenues	$–	$46,155	$–	$–	$–		$–	$46,155
Cost of revenues	–	54,765	–	–	–		–	54,765
Gross profit	–	(8,610)	–	–	–		–	(8,610)

Operating expenses
General, administrative, research and development	624,674	31,331	–	47,880	–		848,732 (b)	1,552,617
Warrants, options and stock	1,316,148	–	–	–	–		–	1,316,148
Legal and professional services	143,103	25,435	–	17,254	–		–	185,792
Depreciation and amortization	8,687	4,212	–	–	–		687,713 (c)	700,612
Total operating expenses	2,092,612	60,978	–	65,134	–		1,536,445	3,755,169

Loss from operations	(2,092,612)	(69,588)	–	(65,134)	–		(1,536,445)	(3,763,779)

Other (income)/expenses
Loss on adjustments to fair value of derivative liability	236,850	–	–	–	–		–	236,850
Other income	(2,564)	–	–	(63,910)	–		–	(66,474)
Interest expense	22,971	2,358	–	20,781	–		–	46,110
Total other (income)/expenses	257,257	2,358	–	(43,129)	–		–	(216,486)
Net loss from continuing operations	(2,349,869)	(71,946)	–	(22,005)	–		(1,536,445)	(3,980,265)

Net loss from discontinued operations	(126,911)	–	–	–	–		–	(126,911)
Net loss	$(2,476,780)	$(71,946)	$–	$(22,005)	$–		$(1,536,445)	$(4,107,176)

Basic and diluted loss per share	$(2.77)	–	–	–	–		–	$(0.86)

Basic weighted average shares outstanding	892,534	1,150,116 (d)	–	2,500,000 (d)	220,000	(d)	–	4,762,650

Fully-diluted weighted average shares outstanding	1,207,534	1,150,116 (d)	–	2,500,000 (d)	220,000	(d)	–	5,077,650

(a)	Assumes the mergers with Canterbury, Hygeia, Paloma and VasculoMedics occurred on January 1, 2013.
(b)	Adds the $848,732 of expenses associated with employment agreements for Canterbury and Paloma executives that would be incurred from January 1, 2013.
(c)	Adds $659,958 of additional amortization for intangible assets at Canterbury and $27,755 for Paloma (assuming at 20-year amortization period) that would be incurred if amortization began on January 1, 2013.
(d)	Impact on weighted average shares if the 1,150,116 shares issued for the mergers with Canterbury and Hygeia, the 2,500,000 shares issued for the Paloma merger and the 220,000 shares issued for the VasculoMedics merger were outstanding for the quarter.

RestorGenex Corporation, Canterbury and Hygeia

Pro Forma Income Statements

For the Year Ended December 31, 2013

	Year Ended December 31, 2013 (a)
		Pro Forma
		Adjustments	Other
		for Canterbury	Pro Forma	Pro Forma
	RestorGenex	and Hygeia (b)	Adjustments	Combined
	(Audited)
Revenues	$71,667	$127,167	$–	$198,834
Cost of revenues	–	89,387	–	89,387
Gross profit	71,667	37,780	–	109,447

Operating expenses
General, administrative, research and development	2,008,118	265,260	503,732 (c)	2,777,110
Impairment of intangible assets	1,935,621	–	–	1,935,621
Warrants, options and stock	4,228,317	–	–	4,228,317
Fair value of common stock exchanged for warrants	3,069,792	–	–	3,069,792
Legal and professional services	1,071,392	326,646	–	1,398,038
Depreciation and amortization	675,757	14,781	659,958 (d)	1,350,496
Total operating expenses	12,988,997	606,687	1,163,690	14,759,374

Loss from operations	(12,917,330)	(568,907)	(1,163,690)	(14,649,927)

Other (income)/expenses
(Gain)/loss on adjustments to fair value of derivative liability	(8,980,077)	–	–	(8,980,077)
Gain on extinguishment of derivative liability	(1,183,093)	–	–	(1,183,093)
Other (income)/expenses	(524,505)	–	–	(524,505)
Interest expense	228,294	20,267	–	248,561
Total other (income)/expenses	(10,459,381)	20,267	–	(10,439,114)
Net loss	(2,457,949)	(589,174)	(1,163,690)	(4,210,813)

Net loss attributed to non-controlling interests	(6,401)	–	–	(6,401)
Net loss attributed to RestorGenex Corporation	(2,464,350)	(589,174)	(1,163,690)	(4,217,214)

Preferred dividends	171,625	–	–	171,625

Net income/(loss) attributable to RestorGenex Corporation common shareholders	$(2,635,975)	$(589,174)	$(1,163,690)	$(4,388,839)

Basic and diluted earnings per share	$(1.00)			$(1.20)

Basic and fully-diluted weighted average shares outstanding	2,646,603		1,014,623 (e)	3,661,226

(a)	Assumes the mergers with Canterbury and Hygeia occurred on January 1, 2012.
(b)	Results of operations from January 1, 2013 to November 18, 2013, when the mergers were closed.
(c)	Impact of employment agreements from January 1, 2013 to November 18, 2013.
(d)	Impact of amortization of intangible assets from January 1, 2013 to November 18, 2013.
(e)	Impact on weighted average shares if the 1,150,116 shares issued for the mergers were outstanding for the full year.

If the Mergers had occurred on January 1, 2012, the combined statement of operations for the year ended December 31, 2012 would be as follows:

RestorGenex Corporation, Canterbury and Hygeia

Pro Forma Income Statements

For the Year Ended December 31, 2012

	Year Ended December 31, 2012 (a)
			Other
		Canterbury	Pro Forma		Pro Forma
	RestorGenex	and Hygeia	Adjustments		Combined
	(Audited)
Revenues	$374,542	$246,731	$–		$621,273
Cost of revenues	235,803	123,374	–		359,177
Gross profit	138,739	123,357	–		262,096

Operating expenses
General, administrative, research and development	4,570,161	324,261	503,732	(b)	5,398,154
Impairment of intangible assets	1,423,844	–	–		1,423,844
Warrants, options and stock	3,643,662	–	–		3,643,662
Legal and professional services	2,128,898	77,965	–		2,206,863
Depreciation and amortization	164,043	17,196	747,276	(c)	928,515
Total operating expenses	11,930,608	419,422	1,251,008		13,601,038

Loss from operations	(11,791,869)	(296,065)	(1,251,008)		(13,338,942)

Other (income)/expenses
Fair value of derivative liabilities in excess of proceeds	408,501
(Gain)/loss on adjustments to fair value of derivative liability	(6,907,748)	–	–		(6,907,748)
Other (income)/expenses	379,188	–	–		379,188
Present value of remaining lease payments for facilities no longer occupied	1,010,111
Interest expense	167,894	–	–		167,894
Total other (income)/expenses	(4,942,054)	–	–		(6,360,666)
Net loss	(6,849,815)	(296,065)	(1,251,008)		(6,978,276)

Net loss attributed to non-controlling interests	(19,079)	–	–		(19,079)
Net loss attributed to RestorGenex Corporation	(6,868,894)	(296,065)	(1,251,008)		(6,997,355)

Preferred dividends	497,167	–	–		497,167

Net income/(loss) attributable to RestorGenex Corporation common shareholders	$(7,366,061)	$(296,065)	$(1,251,008)		$(7,494,522)

Basic and diluted earnings per share	$(8.16)				$(3.65)

Basic and fully-diluted weighted average shares outstanding	903,139		1,150,116	(d)	2,053,255

Fully-diluted weighted average shares outstanding	1,121,987		1,150,116	(d)	2,272,103

(a)	Assumes the mergers with Canterbury and Hygeia occurred on January 1, 2012.
(b)	Impact of employment agreements for the full year.
(c)	Impact of amortization of intangible assets for the full year.
(d)	Impact on weighted average shares if the 1,150,116 shares issued for the mergers were outstanding for the full year.